RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jul. 28, 2016	Jun. 17, 2016
Brady Granier [Member]
Monthly remuneration	$ 14,583		$ 14,583		$ 14,583
Consulting fees	0	$ 0	0	$ 30,727	30,727	$ 175,000
Unpaid balance	0		0		0	64,481
Premier Aftercare Recovery [Member]
Monthly remuneration	14,583		14,583		14,583
Consulting fees	0	0	0	0	0	0
Unpaid balance	32,318		32,318		32,318	64,638
Felix Financial Enterprises [Member]
Monthly remuneration	14,583		14,583		14,583
Consulting fees	40,798	65,000	80,798	106,500	204,001	166,756
Unpaid balance	0		0		14,900	91,465
Annual salary								$ 160,000
Stock options								11,200,000
Chief Executive Officer [Member] | Brady Granier [Member]
Annual salary								$ 175,000
Stock options								10,600,000
Soupface LLC [Member]
Monthly remuneration	14,583		14,583		14,583
Consulting fees	43,750	$ 76,042	87,500	$ 90,625	203,125	175,000
Unpaid balance	$ 0		$ 0		$ 14,900	$ 0
Tom Welch [Member]
Annual salary								$ 140,000
Stock options								11,200,000
BioCorRx Pharmaceuticals, Inc [Member]
Company holds ownership percentage							78.10%
Brady Granier, Lourdes Felix and Kent Emry [Member]
Sub issued ownership percentage							24.20%